Sensitivity analysis for financial assets classified as Level 3 (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Impact on income [Member] | Sensitivity Analysis Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	R$ (31)	R$ (3,672)
Price indexes	(2,015)	(83)
Equities	(41,311)	(14,548)
Impact on income [Member] | Sensitivity Analysis Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(60)	(6,971)
Price indexes	(3,898)	(165)
Equities	(82,622)	(29,097)
Impact on income [Member] | Sensitivity Analysis Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais		(25)
Price indexes	(16)	(4)
Equities	(1,652)	(582)
Impact on shareholders' equity [Member] | Sensitivity Analysis Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(1,397)	(504)
Equities	(116,323)	(4,623)
Impact on shareholders' equity [Member] | Sensitivity Analysis Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(2,503)	(992)
Equities	(232,647)	(9,246)
Impact on shareholders' equity [Member] | Sensitivity Analysis Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Interest rate in Reais	(6)	(4)
Equities	R$ (4,653)	R$ (185)